Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Current Assets
Assets:
Derivative financial instruments		$ 1,320
Other assets
Assets:
Equity securities	$ 402	279
Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments	1,007	14
Fair Value Measurements, Level 1 | Other assets
Assets:
Equity securities	402	279
Fair Value Measurements, Level 2 | Other Current Assets
Assets:
Derivative financial instruments		1,320
Fair Value Measurements, Level 2 | Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments	$ 1,007	$ 14